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Via Edgar

August 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Smith Barney New Jersey Municipals Fund (the "Fund")
         File Nos.  33-18779 and 811-5406

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced fund does not differ from that contained in Post-Effective Amendment No. 24 filed on July 24, 2002, which became effective on Monday, July 29, 2002.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Michael Kocur
Michael Kocur